Annual Total Returns - Initial Class Shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MFS Blended Research Small Cap Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	5.76%	4.95%	18.96%	(18.37%)	29.64%	2.23%	26.78%	(5.11%)	14.97%	20.90%
MFS Conservative Allocation Portfolio
Prospectus [Line Items]
Annual Return [Percent]	10.00%	5.86%	10.42%	(15.39%)	7.00%	12.31%	16.87%	(2.73%)	11.48%	5.03%
MFS Global Real Estate Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.53%	(2.69%)	11.46%	(26.94%)	30.12%	1.49%	26.87%	(3.03%)	13.33%	7.94%
MFS Growth Allocation Portfolio
Prospectus [Line Items]
Annual Return [Percent]	12.18%	10.34%	15.29%	(18.27%)	15.76%	15.80%	26.96%	(5.20%)	19.86%	7.15%
MFS Inflation-Adjusted Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	8.63%	(3.94%)	2.74%	(21.55%)	1.63%	13.55%	8.26%	(4.47%)	8.32%	2.57%
MFS Limited Maturity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	5.83%	5.30%	6.08%	(4.14%)	0.16%	4.34%	5.19%	1.28%	1.73%	1.68%
MFS Mid Cap Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	5.98%	13.75%	12.73%	(8.79%)	30.99%	3.87%	31.12%	(11.45%)	13.67%	15.98%
MFS Moderate Allocation Portfolio
Prospectus [Line Items]
Annual Return [Percent]	11.29%	8.31%	12.99%	(16.76%)	11.61%	14.29%	22.23%	(3.85%)	15.52%	6.16%
MFS New Discovery Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.08%	9.52%	11.46%	(10.96%)	34.05%	4.19%	33.65%	(10.78%)	15.24%	27.17%